Share-based payments	12 Months Ended
Sep. 30, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
a)Stock options
Under the Company’s stock option plan, the Board of Directors may grant, at its discretion, stock options to purchase Class A subordinate voting shares to certain employees, officers and directors of the Company and its subsidiaries. The exercise price is established by the Board of Directors and is equal to the closing price of the Class A subordinate voting shares on the TSX on the day preceding the date of the grant. Stock options generally vest over four years from the date of grant conditionally upon achievement of performance objectives and must be exercised within a ten-year period, except in the event of retirement, termination of employment or death. As at September 30, 2021, 15,139,513 Class A subordinate voting shares were reserved for issuance under the stock option plan.
The following table presents information concerning the outstanding stock options granted by the Company:

		2021		2020
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	8,934,097	61.33	9,891,592	54.64
Granted	995,160	97.86	913,560	110.65
Exercised (Note 19)	(1,290,919)	47.29	(1,438,877)	39.72
Forfeited	(622,940)	107.82	(431,223)	84.50
Expired	(3,321)	108.44	(955)	74.55
Outstanding, end of year	8,012,077	64.49	8,934,097	61.33
Exercisable, end of year	5,781,579	54.76	5,748,402	49.02
The weighted average share price at the date of exercise for stock options exercised in 2021 was $104.75 ($99.79 in 2020).
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2021:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
19.30 to 38.79	1,455,630	1.81	30.55	1,455,630	30.55
39.47 to 50.94	1,096,265	3.70	45.41	1,096,265	45.41
52.63 to 63.72	2,775,587	5.46	63.06	2,419,052	63.03
67.04 to 87.65	1,403,429	6.92	84.04	725,445	83.36
97.84 to 115.01	1,281,166	8.93	101.09	85,187	110.58
	8,012,077	5.37	64.49	5,781,579	54.76
20.Share-based payments (continued)
a)Stock options (continued)
The weighted average fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2021	2020
Grant date fair value ($)	16.76	17.71
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	20.76	16.60
Risk-free interest rate (%)	0.40	1.55
Expected life (years)	4.00	4.00
Exercise price ($)	97.86	110.65
Share price ($)	97.86	110.65
[1]    Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.
b)Performance share units
The Company operates two PSU plans with similar terms and conditions. Under both plans, the Board of Directors may grant PSUs to certain employees and officers which entitle them to receive one Class A subordinate voting share for each PSU. The vesting performance conditions are determined by the Board of Directors at the time of each grant. PSUs expire on the business day preceding December 31 of the third calendar year following the end of the fiscal year during which the PSU award was made, except in the event of retirement, termination of employment or death. Conditionally upon achievement of performance objectives, granted PSUs under the first plan vest annually over a period of four years from the date of the grant and granted PSUs under the second plan vest at the end of the four-year period.
Class A subordinate voting shares purchased in connection with the PSU plans are held in trusts for the benefit of the participants. The trusts, considered as structured entities, are consolidated in the Company’s consolidated financial statements with the cost of the purchased shares recorded as a reduction of capital stock (Note 19).
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2019	861,485
Granted[1]	607,342
Exercised (Note 19)	(157,788)
Forfeited	(79,569)
Outstanding as at September 30, 2020	1,231,470
Granted[1]	669,252
Exercised (Note 19)	(119,108)
Forfeited	(365,411)
Outstanding as at September 30, 2021	1,416,203
[1]    The PSUs granted in 2021 had a grant date fair value of $94.00 per unit ($107.39 in 2020).
c)     Share purchase plan
Under the share purchase plan, the Company contributes an amount equal to a percentage of the employee's basic contribution, up to a maximum of 3.50%. An employee may make additional contributions in excess of the basic contribution. However, the Company does not match contributions in the case of such additional contributions. The employee and Company's contributions are remitted to an independent plan administrator who purchases Class A subordinate voting shares on the open market on behalf of the employee through either the TSX or NYSE.
20.Share-based payments (continued)
d)     Deferred share unit plan
External members of the Board of Directors (participants) are entitled to receive part or their entire retainer fee in DSUs. DSUs are granted with immediate vesting and must be exercised no later than December 15 of the calendar year immediately following the calendar year during which the participant ceases to act as a director. Each DSU entitles the holder to receive a cash payment equal to the closing price of Class A subordinate voting shares on the TSX on the payment date. As at September 30, 2021, the number of outstanding DSUs was 101,578 (152,743 DSUs as at September 30, 2020).
e)     Share-based payment costs
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2021	2020
	$	$
Stock options	13,108	16,378
PSUs	32,484	20,979
Share purchase plan	128,662	127,983
DSUs	2,876	(607)
	177,130	164,733